Summary of Significant Accounting Policies - Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Restricted Cash
Cash	$ 16,989	$ 30,393
Restricted cash		35
Total cash and restricted cash shown in statements of cash flows	$ 16,989	$ 30,428	$ 39,532